Provisions - Disclosure of sensitivity analysis for actuarial assumptions (Details) - Dec. 31, 2025	USD ($)	CHF (SFr)
DBO at 31.12. with DR -0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5,180,090	SFr 4,106,294
DBO at 31.12. with DR +0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4,775,428	3,785,516
DBO at 31.12. with IR -0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4,880,901	3,869,125
DBO at 31.12. with IR +0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	5,060,497	4,011,492
DBO at 31.12. with SI -0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4,941,068	3,916,820
DBO at 31.12. with SI +0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	5,000,890	3,964,241
DBO at 31.12. with life expectancy +1 year
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	5,038,947	3,994,409
DBO at 31.12. with life expectancy -1 year
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4,899,515	3,883,880
DBO at 31.12. with PI -0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4,876,804	3,865,877
DBO at 31.12. with PI +0.25%
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	5,066,615	4,016,342
SC of next year with DR +0.25% 138'072 127'117
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	174,178	138,072
SC of next year with IR +0.25% 155'262 142'156
Disclosure of other provisions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 195,863	SFr 155,262